Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Paid-in Capital	Accumulated deficit
Balance at at Dec. 31, 2015	$ (934,531)	$ (287)		$ (1,567,905)	$ 633,661
Balance (in shares) at Dec. 31, 2015		28,686,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(124,835)				(124,835)
Stock Issued During Period, Shares, New Issues		44,000,000
Stock Issued During Period, Value, New Issues	128,112	$ 440		127,672
Stock Issued During Period, Shares, Issued for Services		51,679
Stock Issued During Period, Value, Issued for Services	198	$ 0		198
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		2,560,436
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 26		(26)
Share-based Compensation	18,609			18,609
Balance at at Dec. 31, 2016	(956,615)	$ (753)		(1,714,358)	758,496
Balance (in Shares) at Dec. 31, 2016		75,298,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(59,726)				(59,726)
Stock Issued During Period, Shares, Issued for Services		12,946
Stock Issued During Period, Value, Issued for Services	82	$ 0		82
Stock Issued During Period, Shares, Purchase of Assets		910,802
Stock Issued During Period, Value, Purchase of Assets	7,377	$ 9		7,368
Warrants issued for vessel purchase	12,900			12,900
Purchase of common stock for treasury		(1,465,448)
Treasury Stock, Common, Shares	(11,004)		$ (11,004)
Cash dividends declared on common stock ($.02 per common share)	(1,509)			(1,509)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		145,388
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 0		0
Share-based Compensation	12,645			12,645
Balance at at Dec. 31, 2017	$ (917,380)	$ (762)	(11,004)	(1,745,844)	818,222
Balance (in Shares) at Dec. 31, 2017	74,902,364	74,902,364
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (12,698)
Stock Issued During Period, Shares, Issued for Services		1,592,594
Stock Issued During Period, Value, Issued for Services		$ 16		(16)
Purchase of common stock for treasury		(7,102,398)
Treasury Stock, Common, Shares	(45,716)		(45,716)
Cash dividends declared on common stock ($.02 per common share)	(6,042)			(6,042)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		1,824,698
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 18		(18)
Share-based Compensation	7,880			7,880
Balance at at Dec. 31, 2018	$ (860,804)	$ (796)	$ (56,720)	$ (1,747,648)	$ 830,920
Balance (in Shares) at Dec. 31, 2018	71,217,258	71,217,258